Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties	Related Parties
Subsidiaries of the Company earned revenue of $2,000 (December 31, 2021: $30,000) from DS Biopharma Limited (formerly Dignity Sciences Limited) during the year. Dr. John Climax is Executive Chairman and a Director and shareholder of DS Biopharma Limited. $12,000 was recorded as due from DS Biopharma Limited at December 31, 2022 (December 31, 2021: $12,000).

Subsidiaries of the Company earned revenue of $235,000 (December 31, 2021: $551,000) from Afimmune Limited during the year. Dr. John Climax is Chief Executive Officer and a Director and shareholder of Afimmune Limited. $263,000 was recorded as due from Afimmune Limited at December 31, 2022 (December 31, 2021: $197,000).

Subsidiaries of the Company earned revenue of $428,000 from Corvus Pharmaceuticals during the year. Dr. Linda Grais serves as a Director and shareholder of Corvus Pharmaceuticals. $231,000 was recorded as due from Corvus Pharmaceuticals at December 31, 2022.
On July 24, 2020, a subsidiary of the Company, ICON Clinical Research Limited, entered into an agreement to jointly establish a new company, Oncacare, with a third party. The Company has invested $4.9 million to obtain a 49% interest in the voting share capital of Oncacare. The Company provided corporate support services to Oncacare to the value of $451,000 during the year ended December 31, 2022 (December 31, 2021: $465,000). $715,000 was recorded as due from Oncacare at December 31, 2022 (December 31, 2021: $264,000). During the year ended December 31, 2021, the Company provided a loan of $10 million to Oncacare in order to fund the continued start up of the business' operations. The loan accrues annual interest at 1.6% and the loan is repayable on June 30, 2025. The Company has recorded losses of $3.1 million and $2.2 million representing its pro rata share of the losses in Oncacare during the year ended December 31, 2022 and December 31, 2021, respectively. The carrying value of the Company's investment in Oncacare was reduced by $2.3 million of pro rata losses. The remaining $0.8 million in pro rata losses served to reduce the carrying value of the Company's loan receivable from Oncacare. At December 31, 2022 accrued interest of $183,000 remained outstanding.

The majority investor in Oncacare has the right to sell the 51% majority voting share capital exclusively to the Company in an eighteen month period, commencing January 1, 2023 and ICON also has the right to acquire the 51% majority voting share capital from August 1, 2025.